Quarterly Holdings Report
for

Fidelity® Series Investment Grade Securitized Fund

November 30, 2020

IGS-QTLY-0121
1.9891239.102

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 154.6%
	Principal Amount	Value
Fannie Mae - 32.1%
2.5% 5/1/31 to 9/1/50	3,575,346	3,763,939
3% 8/1/32 to 10/1/50	18,436,737	19,590,259
3.5% 7/1/34 to 5/1/50	30,884,420	32,773,433
4% 5/1/29 to 4/1/49	3,325,900	3,616,405
4.5% 12/1/48 to 9/1/49	5,483,003	6,021,671

TOTAL FANNIE MAE		65,765,707

Freddie Mac - 17.8%
2.5% 6/1/31 to 7/1/50	6,332,521	6,640,378
3% 12/1/32 to 8/1/50	12,946,495	13,781,316
3.5% 11/1/33 to 3/1/50	8,439,265	9,037,408
4% 5/1/38 to 5/1/48 (a)(b)	5,277,790	5,675,920
4.5% 10/1/39 to 12/1/48	1,082,693	1,210,601

TOTAL FREDDIE MAC		36,345,623

Ginnie Mae - 40.7%
2.5% 8/20/47	25,454	27,005
2.5% 12/1/50 (c)	1,800,000	1,895,942
2.5% 12/1/50 (c)	1,400,000	1,474,621
2.5% 12/1/50 (c)	1,100,000	1,158,631
2.5% 12/1/50 (c)	2,000,000	2,106,602
2.5% 12/1/50 (c)	1,700,000	1,790,612
2.5% 12/1/50 (c)	750,000	789,976
2.5% 12/1/50 (c)	1,400,000	1,474,621
2.5% 12/1/50 (c)	400,000	421,320
2.5% 12/1/50 (c)	1,000,000	1,053,301
2.5% 12/1/50 (c)	100,000	105,330
2.5% 1/1/51 (c)	950,000	998,446
2.5% 1/1/51 (c)	900,000	945,897
2.5% 1/1/51 (c)	950,000	998,446
3% 2/20/50 to 9/20/50	6,774,993	7,144,117
3% 12/1/50 (c)	1,250,000	1,304,583
3% 12/1/50 (c)	3,400,000	3,548,465
3% 1/1/51 (c)	1,600,000	1,670,491
3% 1/1/51 (c)	850,000	887,448
3.5% 9/20/40 to 4/20/50	5,965,289	6,504,969
3.5% 12/1/50 (c)	700,000	739,331
3.5% 12/1/50 (c)	400,000	422,475
3.5% 12/1/50 (c)	850,000	897,759
3.5% 12/1/50 (c)	1,100,000	1,161,806
3.5% 12/1/50 (c)	1,450,000	1,531,471
3.5% 12/1/50 (c)	1,800,000	1,901,137
3.5% 12/1/50 (c)	1,050,000	1,108,996
3.5% 12/1/50 (c)	800,000	844,950
3.5% 12/1/50 (c)	3,000,000	3,168,561
3.5% 12/1/50 (c)	4,225,000	4,462,391
3.5% 12/1/50 (c)	2,150,000	2,270,802
3.5% 1/1/51 (c)	3,450,000	3,642,498
3.5% 1/1/51 (c)	3,100,000	3,272,969
3.5% 1/1/51 (c)	3,700,000	3,906,447
3.5% 1/1/51 (c)	2,150,000	2,269,962
4% 10/20/40 to 5/20/49	11,076,108	11,968,057
4.5% 4/20/47 to 6/20/47	1,462,512	1,600,094
5% 4/20/48 to 6/20/48	1,528,891	1,689,701

TOTAL GINNIE MAE		83,160,230

Uniform Mortgage Backed Securities - 64.0%
1.5% 12/1/35 (c)	2,300,000	2,358,357
1.5% 12/1/35 (c)	1,600,000	1,640,596
1.5% 12/1/35 (c)	1,300,000	1,332,984
1.5% 12/1/35 (c)	1,200,000	1,230,447
1.5% 12/1/35 (c)	400,000	410,149
1.5% 12/1/35 (c)	850,000	871,567
1.5% 12/1/35 (c)	950,000	974,104
1.5% 12/1/35 (c)	500,000	512,686
1.5% 12/1/35 (c)	400,000	410,149
1.5% 12/1/35 (c)	900,000	922,835
1.5% 1/1/36 (c)	1,850,000	1,894,916
1.5% 1/1/36 (c)	650,000	665,781
1.5% 1/1/36 (c)	950,000	973,065
2% 12/1/35 (c)	3,550,000	3,695,648
2% 12/1/35 (c)	4,100,000	4,268,213
2% 12/1/35 (c)	4,350,000	4,528,470
2% 12/1/35 (c)	3,450,000	3,591,545
2% 1/1/36 (c)	4,200,000	4,366,901
2% 1/1/36 (c)	7,800,000	8,109,960
2% 12/1/50 (c)	1,650,000	1,713,976
2% 12/1/50 (c)	1,650,000	1,713,976
2% 12/1/50 (c)	3,300,000	3,427,953
2% 12/1/50(c)	2,600,000	2,700,811
2% 12/1/50 (c)	600,000	623,264
2% 12/1/50 (c)	3,300,000	3,427,953
2% 12/1/50 (c)	3,300,000	3,427,953
2.5% 12/1/35 (c)	550,000	571,742
2.5% 12/1/35 (c)	2,800,000	2,910,685
3% 12/1/50 (c)	900,000	940,220
3% 12/1/50 (c)	2,050,000	2,141,611
3% 12/1/50 (c)	5,300,000	5,536,849
3% 12/1/50 (c)	1,700,000	1,775,970
3% 12/1/50 (c)	650,000	679,047
3% 12/1/50 (c)	850,000	887,985
3% 12/1/50 (c)	1,300,000	1,358,095
3% 12/1/50 (c)	1,200,000	1,253,626
3% 12/1/50 (c)	17,100,000	17,864,172
3% 1/1/51 (c)	500,000	522,657
3% 1/1/51 (c)	450,000	470,391
3% 1/1/51 (c)	950,000	993,048
3.5% 12/1/50 (c)	1,925,000	2,030,424
3.5% 12/1/50 (c)	350,000	369,168
3.5% 12/1/50 (c)	400,000	421,906
3.5% 12/1/50 (c)	350,000	369,168
3.5% 12/1/50 (c)	7,950,000	8,385,389
3.5% 12/1/50 (c)	700,000	738,336
3.5% 12/1/50 (c)	850,000	896,551
3.5% 12/1/50 (c)	1,400,000	1,476,672
3.5% 12/1/50 (c)	1,300,000	1,371,196
3.5% 12/1/50 (c)	350,000	369,168
3.5% 12/1/50 (c)	2,900,000	3,058,821
3.5% 12/1/50 (c)	850,000	896,551
4% 12/1/50 (c)	1,250,000	1,333,740
4% 12/1/50 (c)	1,225,000	1,307,065
4% 12/1/50 (c)	1,250,000	1,333,740
4% 12/1/50 (c)	1,100,000	1,173,691
4% 12/1/50 (c)	1,600,000	1,707,187
4% 12/1/50 (c)	400,000	426,797
4% 12/1/50 (c)	225,000	240,073
4% 12/1/50 (c)	1,250,000	1,333,740
4% 12/1/50 (c)	1,225,000	1,307,065
4% 12/1/50 (c)	2,525,000	2,694,155

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		130,940,960

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $313,421,986)		316,212,520

Asset-Backed Securities - 1.2%
Carvana Auto Receivables Trust Series 2019-4A Class A2, 2.2% 7/15/22 (d)	$7,630	$7,647
Cascade Funding Mortgage Trust Series 2020-HB2 Class A, 3.4047% 4/25/30 (d)	317,472	320,874
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	87,372	88,551
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (d)	142,953	143,560
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P2 Class A, 3.47% 10/15/25 (d)	2,933	2,936
Series 2018-P3 Class A, 3.82% 1/15/26 (d)	20,988	21,095
Series 2019-HP1 Class A, 2.59% 12/15/26 (d)	358,342	362,503
Series 2019-P1 Class A, 2.94% 7/15/26 (d)	52,756	53,123
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (d)(e)	200,000	204,776
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (d)	47,207	47,597
Series 2020-1A Class A, 2.24% 3/15/30 (d)	46,531	46,839
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (d)	69,162	74,076
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (d)	128,524	128,720
Series 2020-1A Class A1, 1.2686% 9/25/30 (d)	228,864	228,567
Prosper Marketplace Issuance Trust Series 2019-3A Class A, 3.19% 7/15/25 (d)	77,364	77,698
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (d)	95,269	96,595
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (d)	59,313	59,513
Securitized Term Auto Receivables Trust Series 2017-2A Class A4, 2.289% 3/25/22 (d)	24,980	25,046
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (d)	140,814	150,335
Series 2018-6 Class A1A, 3.75% 3/25/58 (d)	64,742	68,143
Series 2019-1 Class A1, 3.7236% 3/25/58 (d)(e)	72,870	78,184
Series 2020-4 Class A1, 1.75% 10/25/60 (d)	106,762	109,042
TOTAL ASSET-BACKED SECURITIES
(Cost $2,356,399)		2,395,420

Collateralized Mortgage Obligations - 2.2%
Private Sponsor - 1.1%
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (d)	96,063	98,957
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5965% 2/20/49 (e)(f)	222,864	225,162
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.6565% 8/25/60 (d)(e)(f)	78,327	78,329
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 1.0261% 12/22/69 (d)(e)(f)	126,667	127,055
Series 2019-2A Class 1A, 2.71% 12/22/69 (d)(e)	418,000	427,318
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/26/29 (d)	55,544	55,687
New Residential Mtg Ln Trust 2020 3.5% 10/25/59 (d)	99,101	104,932
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (d)	38,264	38,761
RMF Buyout Issuance Trust:
sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (d)	437,603	438,358
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)	499,964	499,916
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7786% 1/21/70 (d)(e)(f)	144,000	144,304

TOTAL PRIVATE SPONSOR		2,238,779

U.S. Government Agency - 1.1%
Fannie Mae Series 2013-44 Class DJ, 1.85% 5/25/33	189,022	193,364
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5965% 12/20/49 (e)(f)	796,889	802,401
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.5465% 3/20/50 (e)(f)	765,070	770,288
planned amortization class Series 2016-69 Class WA, 3% 2/20/46	43,726	45,281
sequential payer:
Series 2017-139 Class BA, 3% 9/20/47	279,040	297,899
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	89,345	95,296

TOTAL U.S. GOVERNMENT AGENCY		2,204,529

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,407,842)		4,443,308

Commercial Mortgage Securities - 14.0%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 3% 11/15/30 (d)(e)(f)	164,000	164,003
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)	600,000	604,265
Class ANM, 3.112% 11/5/32 (d)	100,000	99,775
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B10 Class A4, 3.717% 3/15/62	29,000	33,855
Series 2019-B13 Class A4, 2.952% 8/15/57	400,000	444,637
Series 2020-B17 Class A5, 2.289% 3/15/53	200,000	211,839
Series 2019-B12 Class XA, 1.2035% 8/15/52 (e)(h)	968,604	62,830
Series 2019-B14 Class XA, 0.914% 12/15/62 (e)(h)	1,207,680	61,233
Series 2020-B17 Class XA, 1.5419% 3/15/53 (e)(h)	2,099,204	195,316
Series 2020-B18 Class XA, 1.9193% 7/15/53 (e)(h)	1,486,185	180,797
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.2% 11/15/22 (d)(e)(f)	94,000	94,179
BX Commercial Mortgage Trust floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 1.0169% 11/15/32 (d)(e)(f)	32,000	31,774
BX Trust:
floater:
Series 2018-EXCL Class A, 1 month U.S. LIBOR + 1.088% 1.2285% 9/15/37 (d)(e)(f)	1,179,603	1,091,060
Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.0409% 11/15/35 (d)(e)(f)	70,000	69,825
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1409% 4/15/34 (d)(e)(f)	103,000	99,779
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.0609% 10/15/36 (d)(e)(f)	1,044,228	1,044,227
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0909% 11/15/36 (d)(e)(f)	100,000	99,311
Class B, 1 month U.S. LIBOR + 1.250% 1.3909% 11/15/36 (d)(e)(f)	100,000	98,559
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (d)	138,000	141,136
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.2609% 6/15/34 (d)(e)(f)	139,398	133,364
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC21 Class AAB, 3.477% 5/10/47	382,771	399,839
Series 2017-P7 Class AAB, 3.509% 4/14/50	400,000	436,357
Series 2019-GC41 Class XA, 1.1872% 8/10/56 (e)(h)	1,296,936	90,828
COMM Mortgage Trust sequential payer Series 2017-CD4 Class ASB, 3.317% 5/10/50	124,000	135,230
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.1209% 5/15/36 (d)(e)(f)	1,800,000	1,800,561
Series 2018-SITE Class A, 4.284% 4/15/36 (d)	100,000	99,227
DBUBS Mortgage Trust Series 2011-LC3A Class B, 5.5131% 8/10/44 (d)(e)	800,000	808,156
Freddie Mac:
sequential payer:
Series 2020-K118 Class A2, 1.493% 9/25/30	1,507,000	1,553,699
Series 2020-K120 Class A2, 1.5% 10/25/30	600,000	618,724
Series 2020-K739 Class A2, 1.336% 9/25/27	1,321,000	1,360,743
Series 2020-K119 Class A2, 1.566% 9/25/30	2,000,000	2,078,919
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.5909% 9/15/31 (d)(e)(f)	1,725,000	1,576,495
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2309% 10/15/31 (d)(e)(f)	1,400,000	1,382,917
sequential payer Series 2016-GC34 Class AAB, 3.278% 10/10/48	72,877	76,820
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (d)	1,425,000	1,448,483
Series 2013-GC13 Class A/S, 4.22% 7/10/46 (d)(e)	140,000	149,350
Series 2013-GC16 Class A/S, 4.649% 11/10/46	275,000	299,292
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (d)	670,000	695,328
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	257,755	269,534
Series 2013-C14 Class A/S, 4.4093% 8/15/46	114,000	122,261
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2012-CBX Class A4, 3.4834% 6/15/45	674,697	686,729
Series 2012-CBX Class A/S, 4.2707% 6/15/45	227,000	236,075
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (d)	200,000	204,556
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2013-C13 Class ASB, 3.4137% 1/15/46	286,593	296,041
Series 2013-LC11 Class A4, 2.6942% 4/15/46	36,701	38,065
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (d)	59,000	62,188
Ladder Capital Commercial Mortgage Securities Trust sequential payer Series 2014-909 Class A, 3.388% 5/15/31 (d)	500,000	500,891
Morgan Stanley BAML Trust sequential payer:
Series 2013-C10 Class A4, 4.2178% 7/15/46 (e)	200,000	213,779
Series 2014-C19 Class ASB, 3.326% 12/15/47	1,397,021	1,468,734
Series 2016-C28 Class A3, 3.272% 1/15/49	95,553	103,607
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (d)	46,000	45,893
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (d)(e)(f)	1,000,000	1,019,751
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	279,000	288,250
Series 2011-C3 Class AJ, 5.4191% 7/15/49 (d)(e)	293,000	298,383
Series 2019-MEAD Class B, 3.283% 11/10/36 (d)(e)	26,000	25,165
RETL floater Series 2019-RVP:
Class B, 1 month U.S. LIBOR + 1.550% 1.6909% 3/15/36 (d)(e)(f)	64,726	64,707
Class C, 1 month U.S. LIBOR + 2.100% 2.2409% 3/15/36 (d)(e)(f)	100,000	90,380
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C1 Class ASB, 3.462% 11/15/50	100,000	110,622
Series 2017-C3 Class ASB, 3.215% 8/15/50	300,000	327,243
Series 2012-C1 Class A/S, 4.171% 5/10/45	267,000	275,770
UBS-Barclays Commercial Mortgage Trust:
sequential payer Series 2012-C4 Class A/S, 3.3165% 12/10/45 (d)	800,000	829,172
Series 2012-C3 Class A/S, 3.814% 8/10/49 (d)	373,000	388,981
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/42 (d)(h)	1,600,000	60,663
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2015-C29 Class ASB, 3.4% 6/15/48	180,695	190,159
Series 2016-LC24 Class A3, 2.684% 10/15/49	200,000	215,460
Series 2018-C46 Class XA, 1.106% 8/15/51 (e)(h)	1,205,942	59,497
WF-RBS Commercial Mortgage Trust:
Series 2012-C8 Class A/S, 3.66% 8/15/45	68,000	70,374
Series 2012-C9 Class A/S, 3.388% 11/15/45	186,000	192,626
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $28,814,619)		28,728,288
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund 0.09% (i)
(Cost $10,735,154)	10,733,007	10,735,154

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.765% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2031	3/11/21	900,000	$16,769
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.865% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	700,000	18,200
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.785% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	1,100,000	11,059
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	800,000	14,387
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	600,000	7,284

TOTAL PUT OPTIONS			67,699

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.765% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2031	3/11/21	900,000	6,022
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.865% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	700,000	11,223
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.785% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/24/24	1,100,000	45,680
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	800,000	22,642
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	600,000	20,585

TOTAL CALL OPTIONS			106,152

TOTAL PURCHASED SWAPTIONS
(Cost $230,348)			173,851
TOTAL INVESTMENT IN SECURITIES - 177.3%
(Cost $359,966,348)			362,688,541
NET OTHER ASSETS (LIABILITIES) - (77.3)%			(158,130,233)
NET ASSETS - 100%			$204,558,308

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 12/1/50	$(400,000)	$(421,320)
2.5% 12/1/50	(2,200,000)	(2,317,262)
2.5% 12/1/50	(1,500,000)	(1,579,952)
2.5% 12/1/50	(950,000)	(1,000,636)
2.5% 12/1/50	(900,000)	(947,971)
2.5% 12/1/50	(750,000)	(789,976)
2.5% 12/1/50	(1,400,000)	(1,474,621)
2.5% 12/1/50	(400,000)	(421,320)
2.5% 12/1/50	(1,000,000)	(1,053,301)
2.5% 12/1/50	(100,000)	(105,330)
2.5% 12/1/50	(950,000)	(1,000,636)
3% 12/1/50	(1,250,000)	(1,304,583)
3% 12/1/50	(1,600,000)	(1,669,866)
3% 12/1/50	(850,000)	(887,116)
3.5% 12/1/50	(850,000)	(897,759)
3.5% 12/1/50	(3,450,000)	(3,643,845)
3.5% 12/1/50	(3,100,000)	(3,274,180)
3.5% 12/1/50	(2,150,000)	(2,270,802)

TOTAL GINNIE MAE		(25,060,476)

Uniform Mortgage Backed Securities
1.5% 12/1/35	(400,000)	(410,149)
1.5% 12/1/35	(1,000,000)	(1,025,373)
1.5% 12/1/35	(1,850,000)	(1,896,939)
1.5% 12/1/35	(650,000)	(666,492)
1.5% 12/1/35	(1,300,000)	(1,332,984)
1.5% 12/1/35	(1,200,000)	(1,230,447)
1.5% 12/1/35	(400,000)	(410,149)
1.5% 12/1/35	(950,000)	(974,104)
2% 12/1/35	(4,200,000)	(4,372,316)
2% 12/1/35	(7,800,000)	(8,120,015)
2% 12/1/35	(3,450,000)	(3,591,545)
2% 12/1/50	(3,300,000)	(3,427,953)
2% 12/1/50	(900,000)	(934,896)
2% 12/1/50	(1,700,000)	(1,765,915)
2% 12/1/50	(1,000,000)	(1,038,774)
2% 12/1/50	(1,300,000)	(1,350,406)
2% 12/1/50	(1,000,000)	(1,038,774)
2% 12/1/50	(600,000)	(623,264)
2% 12/1/50	(3,300,000)	(3,427,953)
2% 12/1/50	(3,300,000)	(3,427,953)
2.5% 12/1/50	(1,400,000)	(1,466,828)
3% 12/1/50	(3,550,000)	(3,708,644)
3% 12/1/50	(700,000)	(731,282)
3% 12/1/50	(300,000)	(313,407)
3% 12/1/50	(500,000)	(522,344)
3% 12/1/50	(450,000)	(470,110)
3% 12/1/50	(950,000)	(992,454)
3.5% 12/1/50	(750,000)	(791,074)
3.5% 12/1/50	(400,000)	(421,906)
3.5% 12/1/50	(1,550,000)	(1,634,887)
3.5% 12/1/50	(1,800,000)	(1,898,579)
3.5% 12/1/50	(800,000)	(843,813)
3.5% 12/1/50	(3,000,000)	(3,164,298)
3.5% 12/1/50	(4,225,000)	(4,456,386)
3.5% 12/1/50	(350,000)	(369,168)
3.5% 12/1/50	(2,900,000)	(3,058,821)
3.5% 12/1/50	(850,000)	(896,551)
4% 12/1/50	(1,400,000)	(1,493,789)
4% 12/1/50	(1,300,000)	(1,387,090)
4% 12/1/50	(4,125,000)	(4,401,342)
4% 12/1/50	(225,000)	(240,073)
4% 12/1/50	(1,250,000)	(1,333,740)
4% 12/1/50	(1,225,000)	(1,307,065)
4% 12/1/50	(2,525,000)	(2,694,155)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(79,664,207)

TOTAL TBA SALE COMMITMENTS
(Proceeds $(104,540,963))		$(104,724,683)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.9% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	1,200,000	$(11,247)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	700,000	(17,972)

TOTAL PUT SWAPTIONS			(29,219)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.9% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/10/24	1,200,000	(54,524)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	700,000	(17,303)

TOTAL CALL SWAPTIONS			(71,827)

TOTAL WRITTEN SWAPTIONS			$(101,046)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	37	March 2021	$6,471,531	$35,890	$35,890
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	41	March 2021	5,665,047	(11,046)	(11,046)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	109	March 2021	24,072,820	(14,675)	(14,675)

TOTAL SOLD FUTURES					(25,721)

TOTAL FUTURES CONTRACTS					$10,169

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

The notional amount of futures sold as a percentage of Net Assets is 14.5%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	$0	$(511)	$(885)	$(1,396)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	0	(10,164)	(11,140)	(21,304)
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	0	(403)	(638)	(1,041)

TOTAL CREDIT DEFAULT SWAPS						$(11,078)	$(12,663)	$(23,741)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$8,694,000	$(4,654)	$0	$(4,654)
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2031	942,000	7,937	0	7,937
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2051	11,000	(599)	0	(599)

TOTAL INTEREST RATE SWAPS							$2,684	$0	$2,684

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $149,300.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $185,088.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,931,240 or 9.7% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,717
Total	$3,717

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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